American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2023

Equity Growth - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.4%
Lockheed Martin Corp.	56,994	26,942,773
Textron, Inc.	174,428	12,319,850
		39,262,623
Air Freight and Logistics — 1.1%
Expeditors International of Washington, Inc.	52,008	5,727,121
United Parcel Service, Inc., Class B	62,234	12,072,774
		17,799,895
Automobiles — 1.1%
Tesla, Inc.(1)	91,061	18,891,515
Banks — 3.5%
Bank of America Corp.	410,338	11,735,667
JPMorgan Chase & Co.	264,724	34,496,184
Truist Financial Corp.	193,729	6,606,159
Wells Fargo & Co.	141,597	5,292,896
		58,130,906
Beverages — 2.1%
Coca-Cola Co.	354,718	22,003,157
PepsiCo, Inc.	75,403	13,745,967
		35,749,124
Biotechnology — 4.7%
AbbVie, Inc.	90,454	14,415,654
Amgen, Inc.	35,295	8,532,566
Gilead Sciences, Inc.	134,100	11,126,277
Incyte Corp.(1)	175,551	12,687,071
Moderna, Inc.(1)	36,758	5,645,294
Vertex Pharmaceuticals, Inc.(1)	79,706	25,112,969
		77,519,831
Broadline Retail — 1.8%
Amazon.com, Inc.(1)	145,153	14,992,853
Dillard's, Inc., Class A	16,813	5,173,024
eBay, Inc.	53,228	2,361,726
Etsy, Inc.(1)	65,348	7,275,193
		29,802,796
Building Products — 0.7%
Builders FirstSource, Inc.(1)	31,644	2,809,354
Carlisle Cos., Inc.	39,585	8,948,981
		11,758,335
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	41,342	5,887,928
Cboe Global Markets, Inc.	105,551	14,169,166
Franklin Resources, Inc.	227,873	6,138,899
Interactive Brokers Group, Inc., Class A	84,736	6,995,804
Lazard Ltd., Class A	41,941	1,388,667
LPL Financial Holdings, Inc.	15,581	3,153,594
Morgan Stanley	150,601	13,222,768
T. Rowe Price Group, Inc.	51,325	5,794,592
		56,751,418
Chemicals — 1.8%
CF Industries Holdings, Inc.	47,358	3,432,981

Dow, Inc.	180,332	9,885,800
LyondellBasell Industries NV, Class A	110,435	10,368,742
Mosaic Co.	137,628	6,314,373
		30,001,896
Communications Equipment — 0.6%
Cisco Systems, Inc.	188,080	9,831,882
Consumer Finance — 0.6%
American Express Co.	56,343	9,293,778
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	8,283	4,115,574
Kroger Co.	340,556	16,813,250
Sysco Corp.	147,786	11,413,513
		32,342,337
Containers and Packaging — 0.2%
Graphic Packaging Holding Co.	129,001	3,288,235
Distributors — 1.2%
Genuine Parts Co.	62,646	10,481,302
LKQ Corp.	170,450	9,674,742
		20,156,044
Diversified Consumer Services — 0.3%
ADT, Inc.	376,757	2,723,953
H&R Block, Inc.	79,223	2,792,611
		5,516,564
Diversified REITs — 0.2%
Weyerhaeuser Co.	95,323	2,872,082
Electric Utilities — 0.2%
FirstEnergy Corp.	93,009	3,725,941
Electronic Equipment, Instruments and Components — 0.2%
Corning, Inc.	83,335	2,940,059
Entertainment — 1.9%
Electronic Arts, Inc.	136,064	16,388,909
Netflix, Inc.(1)	44,733	15,454,357
		31,843,266
Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	43,920	13,561,178
Food Products — 0.5%
Archer-Daniels-Midland Co.	106,695	8,499,324
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	156,371	15,834,128
Hologic, Inc.(1)	63,606	5,133,004
		20,967,132
Health Care Providers and Services — 5.0%
AmerisourceBergen Corp.	42,116	6,743,193
Cardinal Health, Inc.	162,174	12,244,137
Centene Corp.(1)	59,630	3,769,212
Cigna Group	31,102	7,947,494
CVS Health Corp.	177,567	13,195,004
Humana, Inc.	9,183	4,457,979
McKesson Corp.	49,870	17,756,213
Quest Diagnostics, Inc.	46,063	6,516,993
UnitedHealth Group, Inc.	22,106	10,447,075
		83,077,300
Hotels, Restaurants and Leisure — 2.8%
Booking Holdings, Inc.(1)	5,844	15,500,684
Expedia Group, Inc.(1)	160,556	15,578,749

International Game Technology PLC	67,464	1,808,035
Starbucks Corp.	40,541	4,221,534
Yum! Brands, Inc.	71,307	9,418,229
		46,527,231
Household Durables — 0.3%
Lennar Corp., Class A	52,427	5,510,602
Household Products — 2.2%
Colgate-Palmolive Co.	214,429	16,114,339
Kimberly-Clark Corp.	54,049	7,254,457
Procter & Gamble Co.	83,484	12,413,236
		35,782,032
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	163,116	3,927,833
Insurance — 1.5%
Chubb Ltd.	40,085	7,783,705
Marsh & McLennan Cos., Inc.	102,889	17,136,163
Progressive Corp.	3,568	510,438
		25,430,306
Interactive Media and Services — 4.5%
Alphabet, Inc., Class A(1)	245,203	25,434,907
Alphabet, Inc., Class C(1)	264,028	27,458,912
Meta Platforms, Inc., Class A(1)	101,071	21,420,988
		74,314,807
IT Services — 4.5%
Accenture PLC, Class A	82,693	23,634,486
Amdocs Ltd.	34,462	3,309,386
Cognizant Technology Solutions Corp., Class A	166,723	10,158,432
International Business Machines Corp.	64,034	8,394,217
Mastercard, Inc., Class A	7,126	2,589,660
PayPal Holdings, Inc.(1)	201,492	15,301,303
Visa, Inc., Class A	49,478	11,155,310
		74,542,794
Life Sciences Tools and Services — 1.8%
Danaher Corp.	89,055	22,445,422
Illumina, Inc.(1)	32,539	7,566,945
		30,012,367
Machinery — 2.7%
Caterpillar, Inc.	22,871	5,233,800
Cummins, Inc.	51,930	12,405,038
Mueller Industries, Inc.	55,528	4,080,197
Otis Worldwide Corp.	108,164	9,129,042
Parker-Hannifin Corp.	35,781	12,026,352
Snap-on, Inc.	11,477	2,833,556
		45,707,985
Media — 0.7%
Charter Communications, Inc., Class A(1)	9,472	3,387,282
Comcast Corp., Class A	205,201	7,779,170
		11,166,452
Metals and Mining — 0.4%
Nucor Corp.	39,092	6,038,541
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	26,611	2,545,874
Oil, Gas and Consumable Fuels — 6.9%
APA Corp.	58,006	2,091,696
Cheniere Energy, Inc.	51,421	8,103,950

Chevron Corp.	21,797	3,556,398
ConocoPhillips	188,185	18,669,834
Exxon Mobil Corp.	318,432	34,919,253
Marathon Oil Corp.	177,684	4,257,309
Marathon Petroleum Corp.	118,601	15,990,973
PBF Energy, Inc., Class A	59,577	2,583,259
Pioneer Natural Resources Co.	100,030	20,430,127
Valero Energy Corp.	28,105	3,923,458
		114,526,257
Personal Care Products — 0.1%
Coty, Inc., Class A(1)	175,063	2,111,260
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	81,391	5,641,210
Jazz Pharmaceuticals PLC(1)	29,145	4,264,788
Johnson & Johnson	35,154	5,448,870
Merck & Co., Inc.	258,464	27,497,985
		42,852,853
Professional Services — 0.2%
TriNet Group, Inc.(1)	51,607	4,160,040
Real Estate Management and Development — 0.8%
CBRE Group, Inc., Class A(1)	176,931	12,882,346
Semiconductors and Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	119,428	11,705,138
Applied Materials, Inc.	19,446	2,388,552
Broadcom, Inc.	51,304	32,913,568
KLA Corp.	27,051	10,797,948
Marvell Technology, Inc.	78,857	3,414,508
Microchip Technology, Inc.	252,111	21,121,860
Micron Technology, Inc.	57,722	3,482,946
NVIDIA Corp.	82,799	22,999,078
ON Semiconductor Corp.(1)	34,439	2,835,019
QUALCOMM, Inc.	23,452	2,992,006
Skyworks Solutions, Inc.	58,503	6,902,184
SolarEdge Technologies, Inc.(1)	13,214	4,016,395
		125,569,202
Software — 10.9%
Adobe, Inc.(1)	59,726	23,016,609
Autodesk, Inc.(1)	37,953	7,900,297
Intuit, Inc.	23,351	10,410,576
Microsoft Corp.	328,760	94,781,508
Oracle Corp. (New York)	195,408	18,157,311
Salesforce, Inc.(1)	23,689	4,732,588
ServiceNow, Inc.(1)	35,403	16,452,482
Synopsys, Inc.(1)	14,422	5,570,498
		181,021,869
Specialty Retail — 3.4%
AutoZone, Inc.(1)	2,385	5,862,688
Home Depot, Inc.	16,245	4,794,224
Lowe's Cos., Inc.	98,650	19,727,041
O'Reilly Automotive, Inc.(1)	15,390	13,065,802
Ulta Beauty, Inc.(1)	23,818	12,996,768
		56,446,523
Technology Hardware, Storage and Peripherals — 6.6%
Apple, Inc.	652,464	107,591,314

NetApp, Inc.	34,827	2,223,704
		109,815,018
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc.	128,546	5,541,618
Trading Companies and Distributors — 0.5%
United Rentals, Inc.	22,331	8,837,717
TOTAL COMMON STOCKS (Cost $1,333,048,917)		1,648,854,988
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,321	1,321
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $1,230,621), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $1,187,435)		1,186,973
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $3,501,748), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $3,434,376)		3,433,000
		4,619,973
TOTAL SHORT-TERM INVESTMENTS (Cost $4,621,294)		4,621,294
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,337,670,211)		1,653,476,282
OTHER ASSETS AND LIABILITIES — 0.5%		7,677,529
TOTAL NET ASSETS — 100.0%		$1,661,153,811

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,648,854,988	—	—
Short-Term Investments	1,321	$4,619,973	—
	$1,648,856,309	$4,619,973	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.